Total Invested Assets and Related Net Investment Income - Changes in Asset Fair Value and Currency Change (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Total change in fair value of assets and liabilities recognized in income		$ (27,922)
Fair value changes on investment properties	$ (486)	667
Foreign exchange gains (losses)		573
Realized gains (losses) on property and equipment		100
Fair value and foreign currency changes on assets and liabilities		(26,582)
Wellesley Office
Disclosure of fair value measurement of assets [line items]
Realized gains (losses) on property and equipment		100
Other liabilities – obligations for securities borrowing
Disclosure of fair value measurement of assets [line items]
Total change in fair value of assets and liabilities recognized in income		15
Cash, cash equivalents and short-term securities
Disclosure of fair value measurement of assets [line items]
Total change in fair value of assets and liabilities recognized in income		4
Debt securities
Disclosure of fair value measurement of assets [line items]
Total change in fair value of assets and liabilities recognized in income		(15,846)
Equity securities
Disclosure of fair value measurement of assets [line items]
Total change in fair value of assets and liabilities recognized in income		(1,167)
Mortgages and loans
Disclosure of fair value measurement of assets [line items]
Total change in fair value of assets and liabilities recognized in income		(8,909)
Derivative investments
Disclosure of fair value measurement of assets [line items]
Total change in fair value of assets and liabilities recognized in income		(2,148)
Other financial invested assets
Disclosure of fair value measurement of assets [line items]
Total change in fair value of assets and liabilities recognized in income		$ 129